UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
ASSETS
Cash and cash equivalents	$ 186.2	$ 277.0	$ 210.9
Accounts receivable, net	489.2	688.6	527.0
Due from Starz Business (Note 20)	176.5	33.4	157.6
Other current assets	294.0	373.1	256.5
Total current assets	1,145.9	1,372.1	1,152.0
Investment in films and television programs, net	2,457.4	1,929.0	1,786.7
Property and equipment, net	33.9	37.3	23.8
Investments	79.4	74.8	64.7
Intangible assets, net	22.0	25.7	26.9
Goodwill	808.5	811.2	795.6
Other assets	827.4	852.9	563.0
Total assets	5,374.5	5,103.0	4,412.7
LIABILITIES
Accounts payable	251.4	246.7	251.1
Content related payables	33.5	41.4	26.6
Other accrued liabilities	163.0	282.4	215.4
Participations and residuals	614.9	647.8	524.4
Film related obligations	1,421.2	1,393.1	923.7
Debt - short term portion	253.4	860.3	41.4
Deferred revenue	446.7	170.6	126.2
Total current liabilities	3,184.1	3,642.3	2,108.8
Debt	1,742.8	923.0	1,202.2
Participations and residuals	388.8	435.1	329.6
Film related obligations	443.2	544.9	1,016.4
Other liabilities	424.5	452.5	120.9
Deferred revenue	121.3	118.4	52.0
Deferred tax liabilities	19.9	13.7	18.1
Total liabilities	6,324.6	6,129.9	4,848.0
Commitments and contingencies (Note 17)
Redeemable noncontrolling interests	99.7	123.3	343.6
EQUITY (DEFICIT)
Common shares, no par value, unlimited authorized, 288.7 shares issued (March 31, 2024 - 253.4 shares issued)	300.7	0.0	0.0
Accumulated deficit	(1,446.4)	(1,249.1)	(881.9)
Accumulated other comprehensive income	64.8	96.7	101.5
Total Lionsgate Studios Corp shareholders' equity (deficit)	(1,080.9)	(1,152.4)	(780.4)
Noncontrolling interests	31.1	2.2	1.5
Total equity (deficit)	(1,049.8)	(1,150.2)	(778.9)
Total liabilities, redeemable noncontrolling interests and equity (deficit)	5,374.5	5,103.0	4,412.7
Starz Business of Lions Gate Entertainment Corp
ASSETS
Cash and cash equivalents	14.2	23.0	52.0
Accounts receivable, net	69.5	52.9	18.0
Due from Starz Business (Note 20)	134.4	0.0
Other current assets	17.4	18.1	18.8
Assets of discontinued operations - current	0.0	32.8	40.3
Total current assets	235.5	126.8	129.1
Programming content, net	1,086.4	942.9	1,034.5
Property and equipment, net	49.8	51.1	55.2
Intangible assets, net	858.9	966.1	1,273.1
Goodwill		0.0	494.0
Other assets	40.7	48.0	53.6
Assets of discontinued operations - noncurrent	0.0	4.2	191.6
Total assets	2,271.3	2,139.1	3,231.1
LIABILITIES
Accounts payable	84.2	80.3	86.9
Content related payables	112.6	91.5	55.5
Other accrued liabilities	42.6	65.8	56.6
Participations and residuals	29.2	24.6	21.1
Film related obligations	75.8	0.0	83.6
Due to LG Studios Business	193.0	51.5	36.9
Deferred revenue	34.5	28.5	22.7
Liabilities of discontinued operations - current	0.0	66.2	265.7
Total current liabilities	571.9	408.4	629.0
Debt	699.1	696.6	776.0
Other liabilities	79.6	79.9	162.5
Deferred tax liabilities	9.4	11.0	97.2
Liabilities of discontinued operations - noncurrent	0.0	24.0	34.6
Total liabilities	1,360.0	1,219.9	1,699.3
Commitments and contingencies (Note 17)
EQUITY (DEFICIT)
Parent net investment	892.1	900.0	1,512.6
Accumulated other comprehensive income	19.2	19.2	19.2
Total Lionsgate Studios Corp shareholders' equity (deficit)	911.3	919.2	1,531.8
Total equity (deficit)	911.3	919.2	1,531.8
Total liabilities, redeemable noncontrolling interests and equity (deficit)	$ 2,271.3	$ 2,139.1	$ 3,231.1